Share-based plans - Care Coordination stock incentive plans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2014 item
Subsidiary stock incentive plans
Share-based payment transaction
Number of acquisitions | item				2
Sound subsidiary stock incentive plan
Share-based payment transaction
Compensation costs | €	€ 0	€ 87,157	€ 35,250